American Century Investments®
Quarterly Portfolio Holdings
Focused Large Cap Value Fund
June 30, 2026

Focused Large Cap Value Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 2.4%
Honeywell Aerospace, Inc.(1)	135,231	29,896,870
RTX Corp.	208,869	39,628,715
		69,525,585
Banks — 7.2%
Commerce Bancshares, Inc.	774,871	44,748,800
JPMorgan Chase & Co.	287,393	94,072,351
Truist Financial Corp.	1,472,648	73,367,323
		212,188,474
Beverages — 2.2%
PepsiCo, Inc.	465,865	63,078,121
Broadline Retail — 3.2%
Amazon.com, Inc.(1)	394,979	94,139,295
Building Products — 3.6%
A.O. Smith Corp.	978,279	61,357,659
Owens Corning	273,779	43,519,910
		104,877,569
Capital Markets — 5.9%
Ameriprise Financial, Inc.	71,116	32,625,176
Blackrock, Inc.	82,423	79,254,660
Charles Schwab Corp.	668,730	61,703,717
		173,583,553
Chemicals — 1.2%
PPG Industries, Inc.	299,045	36,271,168
Communications Equipment — 1.8%
Cisco Systems, Inc.	438,739	51,534,283
Construction Materials — 1.8%
Amrize Ltd.(1)	1,011,920	53,935,336
Consumer Staples Distribution & Retail — 1.2%
Target Corp.	273,501	35,721,966
Containers and Packaging — 2.2%
Packaging Corp. of America	272,578	64,949,886
Electric Utilities — 3.6%
Duke Energy Corp.	824,590	104,376,602
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity PLC	185,818	37,462,767
Energy Equipment and Services — 1.8%
Baker Hughes Co.	932,256	51,740,208
Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B(1)	200,476	100,316,186
Food Products — 1.4%
Mondelez International, Inc., Class A	734,623	42,490,594
Gas Utilities — 1.5%
Atmos Energy Corp.	257,911	44,430,328
Ground Transportation — 1.9%
Norfolk Southern Corp.	180,866	56,898,635
Health Care Equipment and Supplies — 5.8%
Becton Dickinson & Co.	612,720	92,722,918

Medtronic PLC	972,457	76,075,311
		168,798,229
Health Care Providers and Services — 4.0%
Henry Schein, Inc.(1)	614,144	51,293,307
UnitedHealth Group, Inc.	158,156	65,734,378
		117,027,685
Household Durables — 1.2%
PulteGroup, Inc.	264,860	36,341,441
Household Products — 4.1%
Colgate-Palmolive Co.	531,054	48,687,031
Kimberly-Clark Corp.	642,994	70,581,451
		119,268,482
Industrial Conglomerates — 2.3%
Honeywell International, Inc.	135,231	30,278,333
Siemens AG	114,367	36,769,789
		67,048,122
Insurance — 5.5%
Marsh & McLennan Cos., Inc.	701,025	116,839,837
Reinsurance Group of America, Inc.	211,239	44,919,973
		161,759,810
Interactive Media and Services — 1.1%
Alphabet, Inc., Class A	86,265	30,828,523
Life Sciences Tools and Services — 1.8%
IQVIA Holdings, Inc.(1)	265,832	51,364,059
Machinery — 1.7%
PACCAR, Inc.	405,815	48,746,498
Oil, Gas and Consumable Fuels — 6.2%
Chevron Corp.	396,209	65,675,604
Enterprise Products Partners LP	2,194,055	80,653,462
TotalEnergies SE	450,644	35,042,077
		181,371,143
Personal Care Products — 3.5%
L'Oreal SA	75,903	33,272,588
Unilever PLC, ADR	1,154,542	69,411,065
		102,683,653
Pharmaceuticals — 4.8%
Johnson & Johnson	372,184	94,523,570
Roche Holding AG	110,282	45,335,415
		139,858,985
Semiconductors and Semiconductor Equipment — 2.8%
Analog Devices, Inc.	136,581	54,245,876
QUALCOMM, Inc.	143,283	26,477,265
		80,723,141
Software — 3.7%
Microsoft Corp.	293,910	109,634,308
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	263,242	76,171,705
TOTAL COMMON STOCKS (Cost $2,308,693,594)		2,889,146,340
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,455,407	1,455,407

Repurchase Agreements — 1.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 6/30/28, valued at $35,402,214), at 3.65%, dated 6/30/26, due 7/1/26 (Delivery value $34,711,519)	34,708,000
TOTAL SHORT-TERM INVESTMENTS (Cost $36,163,407)	36,163,407
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,344,857,001)	2,925,309,747
OTHER ASSETS AND LIABILITIES — 0.1%	3,493,124
TOTAL NET ASSETS — 100.0%	$2,928,802,871

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18421230	CHF	14,752,458	Goldman Sachs & Co. LLC	9/25/26	$(8,119)
USD	1217556	CHF	979,234	Morgan Stanley & Co. LLC	9/25/26	(5,742)
USD	1182531	CHF	946,771	Morgan Stanley & Co. LLC	9/25/26	(212)
USD	18428709	CHF	14,752,458	UBS AG	9/25/26	(641)
EUR	17419151	USD	19,902,426	Bank of America NA	9/25/26	71,250
EUR	6878439	USD	7,848,615	Morgan Stanley & Co. LLC	9/25/26	38,549
USD	29145119	EUR	25,380,394	Bank of America NA	9/25/26	42,682
USD	29155195	EUR	25,380,394	Citibank NA	9/25/26	52,758
USD	29139165	EUR	25,380,394	Morgan Stanley & Co. LLC	9/25/26	36,728
USD	29141616	EUR	25,380,394	UBS AG	9/25/26	39,180
USD	28279917	GBP	21,332,804	Bank of America NA	9/25/26	(17,107)
USD	1834565	GBP	1,392,452	Bank of America NA	9/25/26	(12,461)
USD	1635115	GBP	1,233,805	Goldman Sachs & Co. LLC	9/25/26	(1,473)
USD	28282530	GBP	21,332,804	JPMorgan Chase Bank NA	9/25/26	(14,494)
						$220,898

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,773,768,548	$115,377,792	—
Short-Term Investments	1,455,407	34,708,000	—
	$2,775,223,955	$150,085,792	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$281,147	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$60,249	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.